FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Liabilities:
Derivative Liability Statement Of Financial Position Extensible Enumeration Not Disclosed Flag	true	true
Convertible senior notes | ¥		¥ 1,099	¥ 1,071
Fair Value, Measurements, Recurring
Assets:
Equity securities applying fair value option				$ 178,871
Liabilities:
Guarantee liabilities					$ 12,142
Available-for-sale securities	$ 104,499
Convertible senior notes				1,070,699	1,098,736
Foreign exchange forward contracts- payable				59,911
Derivative liability interest rate swap					12,294
Foreign exchange forward contracts- payable				59,911
Fair Value, Measurements, Recurring | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets				119,625	73,532
Fair Value, Measurements, Recurring | Foreign exchange option
Liabilities:
Foreign exchange forward contracts- payable					2,659
Derivative liability interest rate swap				3,226
Foreign exchange forward contracts- payable					2,659
Fair Value, Measurements, Recurring | Level 1
Liabilities:
Guarantee liabilities					0
Convertible senior notes					0
Derivative liability interest rate swap					0
Fair Value, Measurements, Recurring | Level 1 | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets					0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange option
Liabilities:
Foreign exchange forward contracts- payable					0
Foreign exchange forward contracts- payable					0
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities applying fair value option				178,871
Liabilities:
Foreign exchange forward contracts- payable				59,911
Foreign exchange forward contracts- payable				59,911
Fair Value, Measurements, Recurring | Level 2 | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets				119,625	73,532
Fair Value, Measurements, Recurring | Level 3 [Member]
Liabilities:
Guarantee liabilities					12,142
Available-for-sale securities	$ 104,499
Convertible senior notes				1,070,699	1,098,736
Derivative liability interest rate swap					12,294
Fair Value, Measurements, Recurring | Level 3 [Member] | Foreign exchange option
Liabilities:
Foreign exchange forward contracts- payable					2,659
Derivative liability interest rate swap				$ 3,226
Foreign exchange forward contracts- payable					$ 2,659